Property plant and equipment net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Office premises | $	$ 673		$ 673
Leasehold improvements | $	67		67
Furniture, fixtures and office equipment | $	313		311
Motor vehicles | $	172		173
Testing equipment | $	32		32
Property, plant and equipment, gross | $	1,257		1,256
Less: accumulated depreciation and amortization | $	(1,089)		(1,077)
Property Plant And Equipment, Net | $	$ 168		$ 179
ZHEJIANG TIANLAN
Building and leasehold improvements		¥ 112,792		¥ 167,874
Furniture, fixtures and office equipment		4,122		3,795
Motor vehicles		4,478		4,610
Plant and machineries		10,619		10,619
Property, plant and equipment, gross		132,011		186,898
Less: accumulated depreciation and amortization		(68,506)		(82,252)
Accumulated impairment losses		0		(36,241)
Accumulated		68,506		118,493
Property Plant And Equipment, Net		¥ 63,505		¥ 68,405